EMPLOYEE BENEFITS (Details Narrative)						9 Months Ended				12 Months Ended
	Dec. 31, 2022 ILS (₪)	Feb. 01, 2022 USD ($) $ / shares shares	Jan. 01, 2022 USD ($) $ / shares shares	Jul. 01, 2021 USD ($)	Jul. 01, 2021 ILS (₪)	Sep. 30, 2023 USD ($)	[1]	Sep. 30, 2022 USD ($)	[1]	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 ILS (₪) shares
Defined Benefit Plan Disclosure [Line Items]
Employee benefit plan, percentage										8.33%			8.33%
Chief officer options				$ 5,683	₪ 20,000					$ 5,683	₪ 20,000
Chief officer options shares | shares										9,205,450		9,093,597	9,205,450
Option expenses recognized										$ 1,049,379		$ 485,096
Success bonus										1.50%	1.50%
Bonus										$ 10,000,000
Revenues percentages										1.00%			1.00%
Accumulated revenues										$ 20,000,000
Accumulated revenue cost										1,000,000
Additional revenues										2,842	₪ 10,000
Fees for management										$ 20,460			₪ 72,000
Management fees percentage										50.00%	50.00%
Gross salary raised	₪ 40,000					$ 667,000		$ 896,000		$ 1,356,000		$ 595,000
Mr Kline [Member] | Options Held [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vesting description		the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023
Warrant exercise price | $ / shares		$ 0.0001
Mr Kline [Member] | Common Stock [Member] | Options Held [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchase of common stock, shares | shares		500,000
Purchase of common stock, value		$ 39,998
Amir Geva [Member] | Options Held [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchase of common stock, shares | shares			500,000
Purchase of common stock, value			$ 49,960
Options vesting description			the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended March 31, 2023
Warrant exercise price | $ / shares			$ 0.001
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated revenue cost										500,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated revenue cost										$ 1,000,000

[1]	Including share-based compensation for the Nine months ended September 30, 2023 and 2022 in the amount of $560,500 and $743,000, respectively.